Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Information About Investments

	2017	2016
Short-term
Time deposits between 90 and 365 days	$705,108	$483,002

	$705,108	$483,002

Long-term
Time deposits of more than 365 days	$65,953	$953

	$65,953	$953